SCHEDULE OF AMORTIZATION EXPENSE (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 6,396	$ 13,200
“Research expenses” (Note 18)	(4,209)	(10,700)
Amortization expense	2,187	2,500
Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
Total	4,209	10,700
Computer software [member]
IfrsStatementLineItems [Line Items]
Total	$ 2,187	$ 2,500